Expense Example {- Fidelity Mid-Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-12 - Fidelity Mid-Cap Stock Fund - Fidelity Mid-Cap Stock Fund
Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049